6. DEPOSITS	12 Months Ended
Sep. 30, 2022
Notes
6. DEPOSITS

6. DEPOSITS

As of September 30, 2022, the Company has a US$58,218 ($79,799) performance bond with the State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety for the Klondike property and Twin Canyon property (September 30, 2021 – US$10,000 ($12,741) and a $14,921 reclamation bond with the Ministry of Energy, Mines and Low Carbon Innovation for the KRL property (September 30, 2021 - $14,921).